UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21399

Aegis Funds

(Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101

(Address of principal executive offices) (Zip code)

Scott L. Barbee

6862 Elm Street, Suite 830, McLean, VA 22101

(Name and address of agent for service)

(703) 528-7788

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Aegis Value Fund
Class I | AVALX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Aegis Value Fund (the “Fund”)  for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at www.aegisfunds.com/documents. You can also request this information by contacting us at 1-800-528-3780.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$152	1.45%
*	Expense ratio is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2024, the Fund returned 9.43%. The Fund underperformed its broad-based index, the S&P 500, which returned 25.02%. However, the Fund outperformed its more narrowly-based secondary index that more closely reflects the types of securities in which it invests, the S&P SmallCap 600 Pure Value Index, which returned 5.55%
WHAT FACTORS INFLUENCED PERFORMANCE
Compared to the S&P 500, the Fund’s outsized exposure to small cap stocks weighed on performance during the period, as small cap stocks generally underperformed large cap stocks. Additionally, the Fund’s outsized exposure to value stocks also weighed on performance, as value stocks generally underperformed growth stocks during the 12-month period ended December 31, 2024. Holdings in the Energy sector in aggregate contributed to Fund performance in the period, while aggregate Consumer Discretionary holdings detracted from Fund performance during the 12-month period ended December 31, 2024.

Top Contributors
↑	Natural Gas Services Group
↑	Catalyst Metals Ltd
↑	Hallador Energy Co

Top Detractors
↓	Interfor Corp
↓	Delta Apparel Inc
↓	Orezone Gold Corp
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Aegis Value Fund	PAGE 1	TSR-AR-00761L102

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	9.43	17.46	13.51
S&P 500 TR	25.02	14.53	13.10
S&P SmallCap 600 Pure Value TR	5.55	11.34	7.32
Visit www.aegisfunds.com/documents for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$331,612,765
Number of Holdings	75
Net Advisory Fee	$4,084,727
Portfolio Turnover	9%
Visit www.aegisfunds.com/documents for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
Hallador Energy Company	6.6%
International Petroleum Corp.	6.5%
Amerigo Resources Ltd.	5.9%
Natural Gas Services Group, Inc.	5.3%
Kenmare Resources PLC	4.7%
Bank of Cyprus Holdings PLC	4.5%
Algoma Steel Group, Inc.	4.1%
MEG Energy Corp.	4.1%
United States Treasury Bill	3.9%
Capital Ltd.	3.8%

Top Ten Countries	(%)
Canada	54.6%
United States	21.3%
Ireland	9.4%
Mauritius	5.0%
Australia	4.4%
Ghana	2.6%
Nigeria	2.3%
United Kingdom	0.1%
Cash & Other	0.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.aegisfunds.com/documents.
Aegis Value Fund	PAGE 2	TSR-AR-00761L102

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aegis Financial Corporation documents not be householded, please contact Aegis Financial Corporation at 1-800-528-3780, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aegis Financial Corporation or your financial intermediary.
Aegis Value Fund	PAGE 3	TSR-AR-00761L102

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated herein by reference to its Form N-CSR filed on March 4, 2016.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$21,100	$20,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$4,000	$4,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended December 31, 2024 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	$4,000	$4,000
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Aegis Value Fund
Core Financial Statements
December 31, 2024

Aegis Value Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 95.7%
Consumer Discretionary - 1.9%
Household Durables - 1.9%
Bassett Furniture Industries, Inc.(a)	456,855	$6,318,305
Energy - 32.2%(b)
Energy Equipment & Services - 11.8%
AKITA Drilling Ltd. - Class A(c)(g)	6,554,885	7,296,126
Enerflex Ltd.	511,060	5,085,047
Koil Energy Solutions, Inc.(a)(c)	766,584	1,770,809
Natural Gas Services Group, Inc.(a)(c)	660,289	17,695,745
Precision Drilling Corp.(c)(g)	116,735	7,139,964
STEP Energy Services Ltd.(c)(g)	68,605	205,703
Wolverine Energy & Infrastructure, Inc. (c)(e)(g)	475,591	0
		39,193,394
Oil, Gas & Consumable Fuels - 20.4%
Adams Resources & Energy, Inc.	41,522	1,567,455
ARC Resources Ltd.(g)	477,703	8,663,757
Ardmore Shipping Corp.	67,645	821,887
Athabasca Oil Corp.(c)(g)	500,000	1,853,977
International Petroleum Corp.(c)(g)	1,839,691	21,513,935
MEG Energy Corp.(g)	826,778	13,574,010
Parex Resources, Inc.(g)	451,513	4,579,679
Peabody Energy Corp.	224,171	4,694,141
SEPLAT Energy PLC(h)	3,133,891	7,650,431
Vermilion Energy, Inc.(g)	280,000	2,635,500
		67,554,772
Total Energy		106,748,166
Financials - 5.5%
Banks - 4.5%
Bank of Cyprus Holdings PLC(c)(h)	3,143,618	14,979,068

Capital Markets - 1.0%
Hennessy Advisors, Inc.	140,536	1,774,970
Westwood Holdings Group, Inc.	97,606	1,416,263
		3,191,233
Total Financials		18,170,301
Materials - 49.5%(b)
Diversified Metals & Mining - 12.2%
Alphamin Resources Corp.(g)	5,423,063	4,036,786
Amerigo Resources Ltd.(a)(g)	18,172,738	19,722,057
C3 Metals, Inc.(c)(d)(g)	1,648,351	280,946
Gunnison Copper Corp.(c)(g)	2,483,258	336,871
Kenmare Resources PLC(h)	3,957,622	15,676,313
Solitario Resources Corp.(c)	620,433	368,848
		40,421,821

	Shares	Value
Gold, Silver, & Precious Metals & Minerals - 23.4%
Cabral Gold, Inc.(a)(c)(d)(g)	12,911,156	$1,841,307
Catalyst Metals Ltd.(c)(i)	4,033,416	6,409,532
Condor Gold PLC(c)(d)(h)	1,160,000	413,876
Dundee Precious Metals, Inc.(g)	606,525	5,502,164
Eldorado Gold Corp.(c)(g)	374,946	5,576,782
Equinox Gold Corp.(c)(d)(g)	2,386,790	12,021,538
Erdene Resource Development Corp.(c)(d)(g)	12,000,338	4,675,077
G Mining Ventures Corp.(c)(g)	952,252	7,154,560
Galiano Gold, Inc.(c)(g)	2,063,468	2,569,556
GoldQuest Mining Corp.(c)(g)	2,849,300	525,280
i-80 Gold Corp.(c)(g)	1,064,476	510,966
Loncor Gold, Inc.(c)(d)(g)	4,142,858	1,556,328
Minera Alamos, Inc.(a)(c)(d)(g)	37,611,661	6,541,386
Mundoro Capital, Inc.(c)(d)(g)	2,714,573	339,924
Newcore Gold Ltd.(a)(c)(d)(g)	16,000,002	3,450,555
O3 Mining, Inc.(c)(g)	768,611	882,262
Orezone Gold Corp.(c)(g)	15,850,751	7,057,275
Perseus Mining Ltd.(i)	5,226,073	8,277,434
Revival Gold, Inc.(c)(d)(g)	8,183,049	1,593,971
Toubani Resources Ltd.(c)(i)	1,300,000	136,169
TriStar Gold, Inc.(c)(g)	351,164	31,759
Troilus Gold Corp.(c)(g)	2,773,220	578,779
		77,646,480
Mining Services - 6.4%
Capital Ltd.(a)(h)	12,499,977	12,675,398
Geodrill Ltd.(a)(c)(g)	3,956,698	8,450,425
		21,125,823
Paper & Forest Products - 3.4%
Canfor Pulp Products, Inc.(c)(g)	174,467	92,243
Conifex Timber, Inc.(a)(g)	2,346,913	481,644
Interfor Corp.(g)	773,473	9,034,479
Mercer International, Inc.	264,447	1,718,906
		11,327,272
Steel - 4.1%
Algoma Steel Group, Inc.(g)	1,400,123	13,714,377
Cleveland-Cliffs, Inc.(c)	99	931
		13,715,308
Total Materials		164,236,704
Utilities - 6.6%
Independent Power and Renewable Electricity Producers - 6.6%
Hallador Energy Company(c)	1,916,083	21,939,150
Total Utilities		21,939,150
TOTAL COMMON STOCKS (Cost $240,215,213)		317,412,626

The accompanying notes are an integral part of these financial statements.

1

Aegis Value Fund
Schedule of Investments
December 31, 2024(Continued)

	Contracts	Value
WARRANTS - 0.1%
Materials - 0.1%
Gold, Silver, & Precious Metals & Minerals - 0.1%
Cabral Gold, Inc., Expires 03/17/2025, Exercise Price $0.20(c)(d)(g)	7,500,000	$257,226
Condor Gold PLC, Expires 06/10/2025, Exercise Price $0.35(c)(d)(h)	1,425,000	27,361
Loncor Gold, Inc., Expires 06/10/2025, Exercise Price $0.75(c)(d)(g)	500,000	10,783
Revival Gold, Inc., Expires 11/30/2026, Exercise Price $0.45(c)(d)(g)	1,428,572	59,033
TOTAL WARRANTS (Cost $0)		354,403
	Par
SHORT-TERM INVESTMENTS - 3.9%
U.S. Treasury Bills - 3.9%
2.24%, 01/02/2025(f)	$1,000,000	999,875
3.98%, 01/09/2025(f)	1,000,000	999,005
4.16%, 01/16/2025(f)	1,000,000	998,153
4.18%, 01/23/2025(f)	1,000,000	997,328
4.23%, 01/30/2025(f)	1,000,000	996,478
4.08%, 02/06/2025(f)	1,000,000	995,802
4.10%, 02/13/2025(f)	1,000,000	994,991
4.09%, 02/20/2025(f)	1,000,000	994,203
4.11%, 02/27/2025(f)	1,000,000	993,385
4.05%, 03/06/2025(f)	1,000,000	992,685
4.06%, 03/13/2025(f)	1,000,000	991,882
4.07%, 03/20/2025(f)	1,000,000	991,078
4.09%, 03/27/2025(f)	1,000,000	990,235
TOTAL SHORT-TERM INVESTMENTS (Cost $12,934,659)		12,935,100
TOTAL INVESTMENTS - 99.7% (Cost $253,149,872)		$330,702,129
Other Assets in Excess of Liabilities - 0.3%		910,636
TOTAL NET ASSETS - 100.0%		$331,612,765

Percentages are stated as a percent of net assets.
For purposes of these financial statements, the securities in the portfolio have been organized utilizing their respective Global Industry Classification Standard (“GICS®”) code. The Fund does not rely exclusively on GICS® Industry classifications for purposes of its industry concentration policy. For example, within the Metals & Mining sector, the Fund uses the GICS® Sub-Industry classifications, or aggregate thereof as shown above, for purposes of determining compliance with its industry concentration policy. In addition, in cases where a holding has been judged by Aegis Financial Corporation (“Advisor”) to be misclassified by GICS®, or has not been classified by GICS®, the Fund uses a Fund-determined GICS® framework classification.
GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
PLC - Public Limited Company
(a)	Affiliated company as defined by the Investment Company Act of 1940. See affiliated table in Note 6 for additional information.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Non-income producing security.
(d)
All or a portion of this position was purchased in a private placement transaction and may be a restricted security as defined in Rule 144A under the Securities Act of 1933. Resale may only be available to Qualified Institutional Buyers or through sales on certain offshore exchanges as allowed under Section 904 of Regulation S-X.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(f)	The rate shown is the annualized effective yield as of December 31, 2024.
(g)	Country currency: Canadian Dollar (CAD)
(h)	Country currency: British Pound Sterling (GBP)
(i)	Country currency: Australian Dollar (AUD)
The accompanying notes are an integral part of these financial statements.

2

Aegis Value Fund
Statement of Assets and Liabilities
December 31, 2024

Assets
Investments in unaffiliated securities, at value (cost $191,999,399)	$251,754,498
Investments in affiliated securities(1), at value (cost $61,150,473)	78,947,631
Total investments in securities, at value (cost $253,149,872)	330,702,129
Cash	1,361,588
Receivable for Fund shares sold	195,724
Interest and dividends receivable	169,352
Prepaid assets	26,184
Total assets	332,454,977
Liabilities
Payable for investment securities purchased	124,532
Payable for Fund shares redeemed	224,868
Payable to Investment Advisor	346,349
Accrued Trustee and chief compliance officer fees	31,961
Other payables	114,502
Total liabilities	842,212
Net Assets	$ 331,612,765
Net Assets consist of:
Paid-in capital	$252,165,370
Total distributable earnings	79,447,395
Net assets	$ 331,612,765
Net Assets	331,612,765
Authorized (Par value $0.001 per share)	100,000,000
Outstanding Shares	9,246,843
Net asset value per share	$35.86

(1)	Please refer to Note 6 for additional details.
The accompanying notes are an integral part of these financial statements.

3

Aegis Value Fund
Statement of Operations
For the Year Ended December 31, 2024

Investment Income
Dividends from unaffiliated companies(1)	$5,101,972
Dividends from affiliated companies(2)(3)	2,570,507
Interest income from unaffiliated companies	539,517
Total investment income	8,211,996
Expenses
Investment advisory fees(4)	4,084,727
Fund servicing fees	263,183
Transfer agent & custody fees	236,460
Legal fees	108,600
Registration fees	55,608
Printing and postage fees	51,788
Chief Compliance Officer fees(4)	49,958
Insurance fees	35,961
Audit fees	24,523
Director fees	12,992
Gross expenses	4,923,800
Expenses previously waived/recovered by advisor(4)	—
Net expenses	4,923,800
Net investment income	3,288,196
Realized and Unrealized Gain on Investments and Foreign Currency Transactions
Net realized gain (loss) from:
Investments in unaffiliated companies	31,662,727
Investments in affiliated companies(3)	(3,032,457)
Investments in foreign currency transactions	(35,349)
Net realized gain on investments and foreign currency transactions	28,594,921
Change in unrealized depreciation on:
Investments in unaffiliated companies	(18,074,329)
Investments in affiliated companies(3)	12,914,566
Investments in foreign currency translations	(1,300)
Net change in unrealized depreciation on investments	(5,161,063)
Net realized and unrealized gain on investments and foreign currency transactions	23,433,858
Net Increase in Net Assets Resulting from Operations	$26,722,054

(1)	Net of foreign taxes withholding of $424,364.
(2)	Net of foreign taxes withholding of $358,591.
(3)	Please refer to Note 6 for additional details.
(4)	Please refer to Note 3 for additional details.
The accompanying notes are an integral part of these financial statements.

4

Aegis Value Fund
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023

Operations:
Net investment income	$3,288,196	$2,523,574
Net realized gain on investments and foreign currency transactions	28,594,921	4,394,851
Net change in unrealized appreciation (depreciation) on investments	(5,161,063)	30,747,151
Net increase in net assets resulting from operations	26,722,054	37,665,576
Distributions
Net dividends and distributions from earnings to shareholders	(25,386,568)	(8,048,587)
Net decrease in assets resulting from distributions paid	(25,386,568)	(8,048,587)
Capital share transactions
Subscriptions	52,692,170	140,002,193
Distributions reinvested	20,419,985	6,521,400
Redemptions	(114,028,334)	(79,257,393)
Net increase (decrease) in net assets resulting from capital share transactions	(40,916,179)	67,266,200
Total increase (decrease) in net assets	(39,580,693)	96,883,189
Net Assets
Beginning of year	371,193,458	274,310,269
End of year	$331,612,765	$371,193,458
Share information
Subscriptions	1,419,915	4,065,519
Distributions reinvested	552,788	191,581
Redemptions	(3,225,219)	(2,337,894)
Net increase (decrease) in shares	(1,252,516)	1,919,206
Beginning shares	10,499,359	8,580,153
Ending shares	9,246,843	10,499,359

The accompanying notes are an integral part of these financial statements.

5

Aegis Value Fund
Financial Highlights
The table below sets forth financial data for a share outstanding throughout each year:

	Years Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data
Net asset value, beginning of year	$35.35	$31.97	$28.98	$21.05	$18.94
Income from investment operations:
Net investment income (loss)(1)	0.36	0.25	0.07	0.07	(0.15)
Net realized and unrealized gain (loss) on investments	3.06	3.92	2.97	7.86	3.65
Total from investment operations	3.42	4.17	3.04	7.93	3.50
Less distributions to shareholders from:
Net investment income	(0.37)	(0.23)	(0.05)	—	(0.44)
Net realized capital gains	(2.54)	(0.56)	—	—	(0.95)
Total distributions	(2.91)	(0.79)	(0.05)	—	(1.39)
Net asset value, end of year	$35.86	$35.35	$31.97	$28.98	$21.05
Total investment return	9.43%	13.13%	10.50%	37.67%	18.72%
Ratios (to average net assets)/Supplemental data:
Expenses after waiver/recovery	1.45%	1.46%	1.50%	1.50%	1.50%
Expenses before waiver/recovery	1.45%	1.43%	1.45%	1.48%	1.55%
Net investment income (loss)	0.97%	0.75%	0.23%	0.25%	(0.86)%
Portfolio turnover	9%	2%	20%	40%	41%
Net assets at end of year (000’s)	$331,613	$371,193	$274,310	$179,564	$123,550

(1)	Per share net investment income (loss) was calculated prior to tax adjustments, using average shares method.
The accompanying notes are an integral part of these financial statements.

6

AEGIS VALUE FUND
Notes to Financial Statements
December 31, 2024
1. The Organization
The Aegis Funds (comprised of the Aegis Value Fund) (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified open- end management investment company. Prior to the close of business on December 13, 2019, the Fund offered Class A and Class I shares. Effective at the close of business on December 13, 2019, Class A shares were converted into Class I shares and Class A shares were terminated. The Fund’s principal investment goal is to seek long-term capital appreciation by investing primarily in common stocks that are believed to be significantly undervalued relative to the market based on a company’s book value, revenues, or cash flow.
2. Summary of Significant Accounting Policies
As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity's segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund's income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
Security valuation. Investments in securities are valued based on market quotations or on data furnished by an independent pricing service. Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor, as the valuation designee, under the oversight of the Board of Trustees (the “Board”). In determining fair value, the Advisor considers all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund values its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.
In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the

7

AEGIS VALUE FUND
Notes to Financial Statements
December 31, 2024(Continued)
reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:
Level 1 –
Quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale are valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in the NASDAQ and not subject to restrictions against resale are valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,318,305	$—	$ —	$6,318,305
Energy	106,748,166	—	0	106,748,166
Financials	18,170,301	—	—	18,170,301
Materials	164,236,704	—	—	164,236,704
Utilities	21,939,150	—	—	21,939,150
Warrants
Materials	—	354,403	—	354,403
Short-Term Investments
U.S. Treasury Bills	—	12,935,100	—	12,935,100
Total	$ 317,412,626	$13,289,503	$0	$330,702,129

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board. If events occur that will affect the value of the Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Advisor, as the Fund’s valuation designee. In determining the fair value of an investment, the Advisor seeks, in conjunction with the valuation methodology used pursuant to the procedures approved by the Board, to take into account the relevant factors and surrounding circumstances, which may include as appropriate and among other factors: (i) the nature and pricing history (if any) of

8

AEGIS VALUE FUND
Notes to Financial Statements
December 31, 2024(Continued)
the security; (ii) whether any dealer quotations for the security are available; (iii) the price and extent of trading similar securities of comparable companies; (iv) the political and economic environment and government actions or pronouncements; (v) any special reports prepared by analysts; and (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by the third parties independent of the Advisor.
The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2024:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities
Beginning balance as of December 31, 2023	$ 0
Purchases	—
Sales	—
Realized gain included in earnings	—
Change in unrealized depreciation	—
Transfer into Level 3 during the period	—
Ending balance as of December 31, 2024	$0
Change in unrealized depreciation still held as of December 31, 2024	$—

Foreign risk and currency translation. The Fund invests directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund’s share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of investing in foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation, tariffs, or exchange controls, political or social instability, unfavorable diplomatic developments or trade wars, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.
Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments.
Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate. These fluctuations are included with the net realized and unrealized gains or losses from investments.
Federal income and excise taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner that results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

9

AEGIS VALUE FUND
Notes to Financial Statements
December 31, 2024(Continued)
Distributions to shareholders. Distributions to the Fund’s shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions of net investment income, if any, are made at least annually for the Fund. Net realized gains from investment transactions, if any, will be distributed to shareholders annually.
The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.
Use of estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Transactions, Income and Expenses. The Fund records security transactions based on the trade date. Interest income is recognized on the accrual basis and includes accretion of discounts and amortization of premiums. The specific identification method is used to determine book and tax cost basis when calculating realized gains and losses. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis and includes accretion of discounts and amortization of premiums. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Significant Concentrations. The Fund maintains a demand deposit in excess of Federal Deposit Insurance Company (“FDIC”) Insurance limits. As a result, the Fund is exposed to credit risk in the event of insolvency or other failure of the institution to meet its obligations. The Fund manages this risk by dealing with a major financial institution and monitoring its credit worthiness.
3. Advisory Fees and Other Transactions with Affiliates
The Fund entered into an investment management and advisory services agreement (the “Agreement”) with the Advisor that provides for a fee, computed daily and paid monthly at the annual rate of 1.20% of the Fund’s average daily net assets. The Agreement shall remain in force through December 31, 2025, and may be renewed for additional one-year periods thereafter if approved annually by a majority of the independent members of the Board. The Agreement may be terminated at any time, without penalty, by the Fund on sixty (60) days’ written notice or by the Advisor on ninety (90) days’ written notice. During the year ended December 31, 2024, the Fund incurred $4,084,727 in investment advisory fees. The Fund and the Advisor have also entered into an expense limitation agreement which shall remain in force through April 30, 2025, that provides for an advisory fee waiver and expense reimbursement from the Advisor if the Fund’s expenses, exclusive of taxes, interest, fees incurred in acquiring or disposing of portfolio securities, and extraordinary expenses, exceeds 1.50% for the Class I, of the Fund’s average daily net assets. During the year ended December 31, 2024, the Advisor did not recover or waive fees.
Certain officers and Trustees of the Fund are also officers of the Advisor. The Fund pays each Trustee who is not an officer of the Advisor fees in cash or Fund shares of $1,000 for each attended board meeting for the Fund and $500 for each attended audit committee meeting for the Fund. In addition, the Fund reimburses the Advisor for chief compliance officer services, a yearly amount of $50,000 paid on a quarterly basis.

10

AEGIS VALUE FUND
Notes to Financial Statements
December 31, 2024(Continued)
4. Investment Transactions
Purchases and sales of long-term investment securities (excluding short-term investments) for the Fund are presented below for the year ended December 31, 2024.

	Purchases	Sales
Aegis Value Fund	$28,326,867	$91,524,707

5. Distributions to Shareholders and Tax Components of Net Assets
As of December 31, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of Investments	$ 253,149,872
Unrealized appreciation of Investments	120,662,174
Unrealized depreciation of Investments	(43,110,492)
Net unrealized appreciation	77,551,682
Undistributed ordinary income	787,738
Undistributed long term gain	1,107,975
Distributable earnings (deficit)	1,895,713
Total accumulated loss	$79,447,395

There are no differences between book and tax basis investments.
As of December 31, 2024, the Fund had no capital loss carryforwards. The Fund did not utilize short term capital loss carryovers, and long-term capital loss carryovers during the year ended December 31, 2024.
As of December 31, 2024, the Fund did not defer on a tax basis, any qualified late year losses.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended December 31, 2024. The reclassifications were primarily a result of tax equalization.

Total Distributable Earnings	$ (5,277,146)
Paid In Capital	$5,277,146

The tax components of dividends paid during the year ended December 31, 2024, and the year ended December 31, 2023, were as follows:

Year Ended December 31, 2024			Year Ended December 31, 2023
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$7,473,057	$17,913,511	$25,386,568	$2,335,355	$5,713,232	$8,048,587

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an interest expense in the Statement of Operations.
GAAP requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. Open tax years include the tax years ended December 31, 2021, through December 31, 2024. As of and during the year ended December 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal income and excise tax

11

AEGIS VALUE FUND
Notes to Financial Statements
December 31, 2024(Continued)
returns, as required. The Fund’s federal income tax returns are subject to examination by the IRS for a period of three fiscal years after they are filed. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
6. INVESTMENTS IN AFFILIATED COMPANIES(1)
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of December 31, 2024 amounted to $78,947,631 representing 23.81% of net assets. A summary of transactions involving these companies for the year ended December 31, 2024 is as follows:

	Share Balance December 31, 2023	Additions	Deductions	Share Balance December 31, 2024
Adams Resources & Energy, Inc.(3)	135,876	—	(94,354)	41,522
Amerigo Resources Ltd.	18,172,738	—	—	18,172,738
Bassett Furniture Industries Inc.	456,855	—	—	456,855
Cabral Gold Inc.	12,911,156	—	—	12,911,156
Capital Ltd.(2)	8,874,473	3,625,504	—	12,499,977
Conifex Timber, Inc.	2,346,913	—	—	2,346,913
Delta Apparel, Inc.(3)	674,352	—	(674,352)	—
Geodrill Ltd.	3,956,698	—	—	3,956,698
Hallador Energy(3)	1,971,083	—	(55,000)	1,916,083
Koil Energy Solutions Inc.	766,584	—	—	766,584
Minera Alamos, Inc.	37,611,661	—	—	37,611,661
Natural Gas Services Group Inc.	843,293	—	(183,004)	660,289
Newcore Gold Ltd.	10,666,668	5,333,334	—	16,000,002
Revival Gold, Inc.(3)	8,183,049	—	—	8,183,049

	Value December 31, 2023	Acquisitions	Dispositions	Corporate Actions
Adams Resources & Energy, Inc.(3)	$3,557,234	$—	$(3,203,495)	$—
Amerigo Resources Ltd.	19,063,511	—	—	—
Bassett Furniture Industries Inc.	7,583,793	—	—	—
Cabral Gold Inc.	1,900,061	—	—	—
Capital Ltd.(2)	10,187,573	4,024,825	—	—
Conifex Timber, Inc.	11,68,984	—	—	—
Delta Apparel, Inc.(3)	4,808,130	—	(337)	—
Geodrill Ltd.	5,345,074	—	—	—
Hallador Energy(3)	17,424,373	—	(400,289)	—
Koil Energy Solutions, Inc.	398,624	—	—	—
Minera Alamos, Inc.	9,083,228	—	—	—
Natural Gas Services Group Inc.	13,560,152	—	(4,373,613)	—
Newcore Gold Ltd.	1,127,001	780,669	—	—
Revival Gold, Inc.(3)	2,130,600	—	—	—
Total	$ 97,338,338	$4,805,494	$(7,977,734)	$ —

12

AEGIS VALUE FUND
Notes to Financial Statements
December 31, 2024(Continued)

	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value December 31, 2024	Dividend Income
Adams Resources & Energy, Inc.(3)	$605,902	$607,814	$1,567,455	$90,917
Amerigo Resources Ltd.	—	658,546	19,722,057	1,765,013
Bassett Furniture Industries Inc.	—	(1,265,488)	6,318,305	347,210
Cabral Gold Inc.	—	(58,754)	1,841,307	—
Capital Ltd.(2)	—	(1,537,000)	12,675,398	367,367
Conifex Timber, Inc.	—	(687,340)	481,644	—
Delta Apparel, Inc.(3)	(6,475,473)	1,667,680	—
Geodrill Ltd.	—	3,105,351	8,450,425	—
Hallador Energy(3)	360,695	4,554,371	21,939,150
Koil Energy Solutions, Inc.	—	1,372,185	1,770,809	—
Minera Alamos, Inc.	—	(2,541,842)	6,541,386	—
Natural Gas Services Group Inc.	2,476,419	6,032,787	17,695,745	—
Newcore Gold Ltd.	—	1,542,885	3,450,555	—
Revival Gold, Inc.(3)	—	(536,629)	1,593,971
Total	$(3,032,457)	$12,914,566	$104,048,207	$2,570,507

(1)
As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

(2)	This security was not affiliated as of December 31, 2023.
(3)	This security was not affiliated as of December 31, 2024.
7. Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of December 31, 2024, Pershing LLC held approximately 29.21% of the Aegis Value Fund for the benefit of its customers.
8. Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended December 31, 2024, events and transactions subsequent to December 31, 2024, have been evaluated by management for possible adjustment and/or disclosure. Management has determined that there were no material events that would require disclosure in the Fund’s financial statements.

13

Aegis Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of Aegis Value Fund and
Board of Trustees of the Aegis Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aegis Value Fund (the “Fund”), a series of shares of beneficial interest in The Aegis Funds as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 28, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 26, 2025

14

Aegis Value Fund
Other Information (Unaudited)
Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available by request, without charge, by calling the Fund’s toll-free telephone number, 800-528-3780. Information regarding how the Fund voted proxies, if any, relating to portfolio securities during the most recent 12-month year ended December 31 is available upon request, without charge, by calling 800-528-3780. The Fund’s proxy voting policies and procedures and voting record are also available on the U.S. Securities and Exchange Commission (“SEC”) website at http://www.sec.gov.
Code of Ethics
The Fund has adopted a code of ethics applicable to its principal executive officer and principal financial officer. A copy of this code is available, without charge, by calling the Fund’s toll-free phone number, 800-528-3780.
Fund Holdings
The complete schedules of the Fund’s holdings for the second and fourth quarters of each fiscal year are contained in the Fund’s semi-annual and annual shareholder reports, respectively. The Fund files complete schedules of the Fund’s holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F within 60 days after the end of the period. Copies of the Fund’s Form N-PORT Part F are available without charge, upon request, by contacting the Fund at 800-528-3780 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N-PORT Part F at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.
Tax Designation
For the year ended December 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aegis Value Fund	95.72%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2024, was as follows:

Aegis Value Fund	12.34%

The percentage of income that is designated as qualified interest income which may be exempt from U.S tax withholding when paid to non-U.S. Shareholders was as follows:

Aegis Value Fund	4.44%

Operation and Effectiveness of Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Fund has adopted and implemented a liquidity risk management program (the “Program”) designed to assess and manage the risk that the Fund could not meet requests to redeem Fund shares without significant dilution of remaining investors’ interests in the Fund. In assessing, managing and reviewing liquidity risk under the Program, the Fund considers a variety of factors, including its investment strategy, portfolio investments, portfolio concentration, cash flow projections, redemption policy and redemption history.
The Program requires the Fund to, among other things, (1) periodically classify (no less frequently than monthly) its investments into specific liquidity categories; (2) determine and monitor compliance with a minimum level of Fund net assets invested in “highly liquid investments” (as defined under Rule 22e-4); (3) monitor compliance with a 15% limit for the acquisition of “illiquid investments” (as defined under Rule 22e-4); and (4) periodically assess (no less frequently than annually) the Fund’s liquidity risk based on certain factors.
During the 12-month period ended September 30, 2024 (the “Review Period”), there were no liquidity events that materially affected the Fund’s performance or ability to timely meet redemptions without dilution to remaining investors’ interests in the Fund.

15

Aegis Value Fund
Other Information (Unaudited)(Continued)
The Chief Compliance Officer of the Fund, which the Board has designated to administer the Program, prepared a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation during the Review Period (the “Report”). The Board reviewed the Report, which reflected that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and that during the Review Period the Program operated adequately and effectively in managing the Fund’s liquidity risk.

16

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed March 4, 2016.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable for open-end funds.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aegis Funds

By (Signature and Title)*	/s/ Scott L. Barbee
Scott L. Barbee, Principal Executive Officer

Date	3/4/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott L. Barbee
Scott L. Barbee, Principal Executive Officer

Date	3/4/25

By (Signature and Title)*	/s/ Justin P. Harrison
Justin P. Harrison, Principal Financial Officer

Date	3/4/25

* Print the name and title of each signing officer under his or her signature.